Income taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets, tax credit carryforwards, foreign	$ 114	$ 101
Unrealized capital loss	13
Valuation allowance	127	135
Undistributed earnings of foreign subsidiaries	1,600
Tax reserves	112	109	$ 109	$ 106
Impact on effective tax rate if tax reserves were unnecessary	112
Accrued interest, related to income taxes in the balance sheet	36
Additional tax (expense) benefit related to interest	$ 5	$ (2)